Financing receivables, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Financing receivables, net

10.    Financing receivables, net

Financing receivables consist of the following:

	December 31,
	2020	2021
	US$	US$

Financing receivables, gross
Micro-credit personal loans	19,971	20,317
Corporate loans	30,031	—
Total	50,002	20,317

Less: allowance for expected credit loss on financing receivables	(30,114)	(20,317)

Financing receivables, net	19,888	—

Current portion	172	—
Non-current portion	19,716	—

As of December 31, 2020 and 2021, micro-credit personal loans were not guaranteed.

The following table presents the aging of gross financing receivables as of December 31, 2020 and 2021.

	1-90 days	91-180 days	181-360 days	over 1 year	Total		Total financing
	past due	past due	past due	past due	past due	Current	receivables

December 31, 2020
Micro-credit personal loans (1)	—	4	3,185	16,782	19,971	—	19,971
Corporate loans (2)	—	—	—	29,908	29,908	123	30,031
	—	4	3,185	46,690	49,879	123	50,002

December 31, 2021
Micro-credit personal loans (1)	—	—	—	20,317	20,317	—	20,317

Allowance for expected credit loss for the Group’s financing receivables of US$24,811, US$676 and reversal of allowance for expected credit loss of US$70 was recognized in general and administrative expenses for the year ended December 31, 2019, 2020 and 2021, respectively.

(1)	Micro-credit personal loans

Micro-credit personal loans provided by the Group are non-accrual financing receivables related to personal loans amounted to US$19,971 and US$20,317 as of December 31, 2020 and 2021, respectively, and were past due for over 90 days.

10.    Financing receivables, net (continued)

(2)	Corporate loans

A majority of the Group's corporate loan business was in the form of sale-and-leaseback arrangements, under which the Group purchases equipment from third party companies and lease back the equipment to the sellers. In 2019, one lessee was unable to repay the principal amount of approximately US$2,416 due in January and was default. The Group has brought certain lawsuits against this lessee to the court, claiming the lessee to repay all the outstanding amount. Upon the date of the issuance of the consolidated financial statements for the year ended December 31, 2019, the court has passed the first instance judgement on all of these lawsuits, which supported the Group's claim and ordered the lessee to repay all the outstanding amounts due to the Group. Furthermore, the additional assets of the lessee or its related entity was pledged and preserved as collateral. Based on the Group’s assessment on the lessee’s finance condition and the recoverable amount from the collateral, the financial receivable cannot be fully recovered. As a result, an allowance for expected credit loss of US$10,430 was recognized in general and administrative expenses for the year ended December 31, 2019 against the carrying value of the financing receivables. In 2020 and 2021, based on the Group’s assessment on the fair value of the pledged assets as of December 31, 2020 and 2021, no further impairment charge was recognized against the carrying value of the financing receivables for the year ended December 31, 2020 and 2021. The Group reclassified the amount due from this lessee from financing receivables to prepayments and other current assets in 2021 considering the fact that the original term of this receivable  has ended by December 31, 2021 and the nature of this receivable has changed from financing receivables to other receivables as the expected means of settlement of the receivable has changed. Net amount of the receivable as of December 31, 2021 reclassified to prepayment and other current assets was US$20,177, which is the difference between the gross amount of US$30,607 and allowance of US$10,430 as of December 31, 2021. The Group has ceased the corporate loan business during 2019.

The financing receivable was placed on non-accrual status. The Group has decided not to further develop corporate loan business so as to avoid further potential risk arising from such business.

Movement of allowance for expected credit loss on financing receivables (micro-credit personal loans only) is as follows:

	For the year ended December 31,
	2020	2021
	US$	US$

Balance at the beginning of the year	(26,772)	(30,114)
Adoption of ASC326	(724)	—
Addition for the year	(2,618)	(633)
Reclassification to prepayments and other current assets	—	10,430

Balance at the end of the year	(30,114)	(20,317)